SUBSEQUENT EVENTS(Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended
	May 08, 2014	Dec. 31, 2014 Subsequent Event USD ($)	Dec. 31, 2014 Subsequent Event CNY	Mar. 25, 2015 Series B Preferred Stock Subsequent Event USD ($)	Mar. 15, 2015 Mob Partner Subsequent Event USD ($)	Mar. 15, 2015 Mob Partner Subsequent Event	Feb. 10, 2015 Wuhan Antian Subsequent Event USD ($)	Feb. 10, 2015 Wuhan Antian Subsequent Event CNY	Jan. 26, 2015 Quwan Limited Series D Preferred Stock Subsequent Event USD ($)	Jan. 26, 2015 Quwan Limited ADS Subsequent Event USD ($)
Subsequent Event [Line Items]
Percentage of interest disposed off							20.00%	20.00%
Cash Consideration							$ 2,095	13,000
Total consideration				20,000	58				21,000
Issue Of American Depositary Shares	17,371,428									799,630
Number of shares acquired				1,831,754					5,570,292
Cash consideration to acquire preferred shares									7,070
Fair value of shares issued										13,930
Percentage of ownership						100.00%
Aggregate cash consideration		$ 37,960	235,529